Business Combination and Acquisition - Opko Assets Acquired And Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 15, 2021	Oct. 14, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,527,118		$ 1,527,071	$ 233,429	$ 16,854
Opco
Business Acquisition [Line Items]
Cash and cash equivalents, restricted cash and customer funds		$ 30,837
Accounts receivable, net		17,009
Other current assets		5,090
Property, equipment and software		4,115
Deposits with clearinghouse, noncurrent (affiliate in Predecessor period)		15,151
Intangible assets		393,070
Goodwill		1,527,071
Deferred tax asset		140
Other assets		3,002
Total assets acquired		1,995,485
Accounts payable and accrued liabilities		(52,997)
Due to related party (affiliate in Predecessor period)		(2,313)
Other current liabilities		(3,140)
Deferred revenue, current		(4,665)
Participation unit liability		(6,756)
Deferred revenue, noncurrent		(4,758)
Other liabilities		(1,266)
Total liabilities assumed		(75,895)
Total purchase consideration		$ 1,919,590